Other Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Term Classification [Line Items]
Long-term receivables(1)	$ 130,000,000	$ 489,000,000
Precious metals	21,000,000	22,000,000
Other	15,000,000	13,000,000
Other non-current assets	166,000,000	524,000,000
Receivables by term classification [Table]
Income from reimbursements under insurance policies	85,000,000	630
Later than one year
Term Classification [Line Items]
Receivables and payables related to insurance contracts	98,000,000	435,000,000
Receivables and payables related to insurance contracts	$ 98,000,000	$ 435,000,000